Short-Term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Schedule of Investments [Line Items]
Other than temporary impairment losses, investments	$ 0	$ 0
Minimum
Schedule of Investments [Line Items]
Short term investments, maturity period	15 days
Investment, interest range	3.84%
Maximum
Schedule of Investments [Line Items]
Short term investments, maturity period	212 days
Investment, interest range	4.65%